Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Statements
Sales of products and services	$ 41,122	$ 34,620
Less:
Value-added and other taxes on sales and services	(8,509)	(7,061)
Net operating revenues	32,613	27,559
Cost of Sales	(19,033)	(15,257)
Depreciation, depletion and amortization	(2,275)	(2,042)
Exploration, including exploratory dry holes	(524)	(539)
Impairment	0	(94)
Selling, general and administrative expenses	(2,322)	(2,052)
Research and development expenses	(296)	(217)
Other operating expenses	(769)	(1,057)
Total costs and expenses	(25,219)	(21,258)
Operating income	7,394	6,301
Equity in the results of non-consolidated companies	215	(12)
Financial income (Note 10)	1,045	413
Financial expenses (Note 10)	(388)	(356)
Monetary and exchange variation (Note 10)	575	(335)
Other taxes	(147)	(85)
Total	1,300	(375)
Income before income taxes	8,694	5,926
Income taxes expenses (Note 3)
Current	(730)	(1,776)
Deferred	(1,319)	216
Total income tax expense	(2,049)	(1,560)
Net income for the period	6,645	4,366
Less: Net income attributable to the noncontrolling interests	(121)	(49)
Net income attributable to Petrobras	6,524	4,317
Net income applicable to each Petrobras class of shares
Common	3,722	2,496
Preferred	2,802	1,821
[NetIncomeForTheYearAttributableToPetrobras]	$ 6,524	$ 4,317
Basic and diluted earnings per: (Note 13)
Common and Preferred Share	0.50	0.49
Common and Preferred ADS	1.00	0.98
Weighted average number of shares outstanding
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396